Income Taxes - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 410,857	¥ 241,485	¥ 136,269
Addition	386,637	169,372	105,216
Total	797,494	410,857	241,485
Net operating loss carry forwards	¥ 2,850,909	¥ 1,492,808	¥ 881,256